13. Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	R$ 10,838,488	R$ 11,084,530
Additions/(Depreciation)	374,677	128,758
Disposals	(9,543)	(51,176)
Transfers	0	(323,624)
Cost of property, plant and equipment, gross	11,203,622	10,838,488
Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	31,166,905	29,259,831
Additions/(Depreciation)	2,746,039	2,308,979
Disposals	(80,141)	(78,280)
Transfers	0	(323,625)
Cost of property, plant and equipment, gross	33,832,803	31,166,905
Accumulated depreciation and amortisation [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(20,328,417)	(18,175,301)
Additions/(Depreciation)	(2,371,362)	(2,180,221)
Disposals	70,598	27,104
Transfers	0	1
Cost of property, plant and equipment, gross	(22,629,181)	(20,328,417)
Communication And Network Equipment [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	5,393,837	5,263,046
Additions/(Depreciation)	(1,601,352)	(1,389,133)
Disposals	(943)	(43,629)
Transfers	2,078,638	1,563,553
Cost of property, plant and equipment, gross	5,870,180	5,393,837
Communication And Network Equipment [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	18,766,840	17,232,254
Additions/(Depreciation)	8,974	28,694
Disposals	(48,203)	(57,683)
Transfers	2,078,638	1,563,575
Cost of property, plant and equipment, gross	20,806,249	18,766,840
Communication And Network Equipment [Member] | Accumulated depreciation and amortisation [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(13,373,003)	(11,969,208)
Additions/(Depreciation)	(1,610,326)	(1,417,827)
Disposals	47,260	14,054
Transfers	0	(22)
Cost of property, plant and equipment, gross	(14,936,069)	(13,373,003)
Fiber Optic Cables [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	393,272	357,795
Additions/(Depreciation)	(54,813)	(47,987)
Disposals	0	0
Transfers	78,184	83,464
Cost of property, plant and equipment, gross	416,643	393,272
Fiber Optic Cables [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	683,971	600,504
Additions/(Depreciation)	20	3
Disposals	0	0
Transfers	78,184	83,464
Cost of property, plant and equipment, gross	762,175	683,971
Fiber Optic Cables [Member] | Accumulated depreciation and amortisation [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(290,699)	(242,709)
Additions/(Depreciation)	(54,833)	(47,990)
Disposals	0	0
Transfers	0	0
Cost of property, plant and equipment, gross	(345,532)	(290,699)
Free Leased Handsets [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	165,612	166,106
Additions/(Depreciation)	(124,709)	(114,370)
Disposals	(7,175)	(6,922)
Transfers	147,990	120,798
Cost of property, plant and equipment, gross	181,718	165,612
Free Leased Handsets [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	2,181,630	2,071,334
Additions/(Depreciation)	0	0
Disposals	(15,675)	(10,502)
Transfers	147,990	120,798
Cost of property, plant and equipment, gross	2,313,945	2,181,630
Free Leased Handsets [Member] | Accumulated depreciation and amortisation [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(2,016,018)	(1,905,228)
Additions/(Depreciation)	(124,709)	(114,370)
Disposals	8,500	3,580
Transfers	0	0
Cost of property, plant and equipment, gross	(2,132,227)	(2,016,018)
Network Infrastructure [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	2,954,962	3,044,111
Additions/(Depreciation)	(463,178)	(482,225)
Disposals	(718)	(5,984)
Transfers	484,854	399,060
Cost of property, plant and equipment, gross	2,975,920	2,954,962
Network Infrastructure [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	5,652,840	5,269,043
Additions/(Depreciation)	678	238
Disposals	(4,562)	(15,195)
Transfers	484,854	398,754
Cost of property, plant and equipment, gross	6,133,810	5,652,840
Network Infrastructure [Member] | Accumulated depreciation and amortisation [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(2,697,878)	(2,224,932)
Additions/(Depreciation)	(463,856)	(482,463)
Disposals	3,844	9,211
Transfers	0	306
Cost of property, plant and equipment, gross	(3,157,890)	(2,697,878)
Informatics Assets [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	166,631	177,951
Additions/(Depreciation)	(72,876)	(75,967)
Disposals	(46)	0
Transfers	73,505	64,647
Cost of property, plant and equipment, gross	167,214	166,631
Informatics Assets [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	1,615,325	1,550,614
Additions/(Depreciation)	9	113
Disposals	(9,511)	(1)
Transfers	73,505	64,599
Cost of property, plant and equipment, gross	1,679,328	1,615,325
Informatics Assets [Member] | Accumulated depreciation and amortisation [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(1,448,694)	(1,372,663)
Additions/(Depreciation)	(72,885)	(76,080)
Disposals	9,465	1
Transfers	0	48
Cost of property, plant and equipment, gross	(1,512,114)	(1,448,694)
General Use Assets [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	237,314	215,121
Additions/(Depreciation)	(44,467)	(41,473)
Disposals	(489)	0
Transfers	59,132	63,666
Cost of property, plant and equipment, gross	251,490	237,314
General Use Assets [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	739,439	675,682
Additions/(Depreciation)	286	18
Disposals	(2,018)	(258)
Transfers	59,132	63,997
Cost of property, plant and equipment, gross	796,839	739,439
General Use Assets [Member] | Accumulated depreciation and amortisation [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(502,125)	(460,561)
Additions/(Depreciation)	(44,753)	(41,491)
Disposals	1,529	258
Transfers	0	(331)
Cost of property, plant and equipment, gross	(545,349)	(502,125)
Land [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	40,794	40,794
Additions/(Depreciation)	0	0
Disposals	0	0
Transfers	0	0
Cost of property, plant and equipment, gross	40,794	40,794
Land [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	40,794	40,794
Additions/(Depreciation)	0	0
Disposals	0	0
Transfers	0	0
Cost of property, plant and equipment, gross	40,794	40,794
Construction In Progress [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	1,486,066	1,819,606
Additions/(Depreciation)	2,736,072	2,279,913
Disposals	(172)	5,359
Transfers	(2,922,303)	(2,618,812)
Cost of property, plant and equipment, gross	1,299,663	1,486,066
Construction In Progress [Member] | Gross carrying amount [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	1,486,066	1,819,606
Additions/(Depreciation)	2,736,072	2,279,913
Disposals	(172)	5,359
Transfers	(2,922,303)	(2,618,812)
Cost of property, plant and equipment, gross	R$ 1,299,663	R$ 1,486,066